BROKERAGE COMMISSION AND HANDLING CHARGE INCOME (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 10,572,744	$ 1,358,388	$ 6,044,746	$ 3,944,779
Brokerage commission income
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	8,727,244		4,807,655	3,198,444
Handling charge income
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 1,845,500		$ 1,237,091	$ 746,335